S000065418 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
iShares ESG MSCI USA Leaders ETF | iShares ESG MSCI USA Leaders ETF
Prospectus [Line Items]
Annual Return [Percent]	23.46%	29.07%	(20.28%)	31.59%	18.76%